Shareholders’ equity - Narrative (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022
Equity [abstract]
Number of shares issued (in shares)		3,500,000
Par value per share (in CHF per share)	SFr 0.10	SFr 0.10
Nominal value of treasury shares	SFr 350,000
Transaction costs related to issuance of treasury shares	SFr 631,336